JPMorgan Small Cap Sustainable Leaders Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2022.

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.9%
Aerospace & Defense — 0.8%
Maxar Technologies, Inc.	42	793
Auto Components — 2.0%
Visteon Corp. *	18	1,898
Banks — 10.0%
Amalgamated Financial Corp.	124	2,802
Customers Bancorp, Inc. *	17	489
Hilltop Holdings, Inc.	78	1,948
Signature Bank	3	432
Synovus Financial Corp.	47	1,750
Zions Bancorp NA	44	2,246
		9,667
Biotechnology — 7.2%
Apellis Pharmaceuticals, Inc. *	6	376
Fate Therapeutics, Inc. *	23	521
Halozyme Therapeutics, Inc. *	61	2,420
Natera, Inc. *	17	745
Sarepta Therapeutics, Inc. *	26	2,848
		6,910
Building Products — 4.2%
AAON, Inc.	42	2,273
Advanced Drainage Systems, Inc.	8	939
AZEK Co., Inc. (The) *	50	836
		4,048
Capital Markets — 1.4%
Federated Hermes, Inc.	40	1,320
Chemicals — 1.1%
Avient Corp.	32	961
Zymergen, Inc. *	27	76
		1,037
Commercial Services & Supplies — 4.0%
ABM Industries, Inc.	17	675
Interface, Inc.	69	620
MillerKnoll, Inc.	65	1,009
Tetra Tech, Inc.	12	1,520
		3,824
Diversified Consumer Services — 0.8%
Coursera, Inc. *	67	722
Electric Utilities — 2.0%
Portland General Electric Co.	45	1,956
Electrical Equipment — 3.3%
Acuity Brands, Inc.	4	598
Bloom Energy Corp., Class A *	16	327
Fluence Energy, Inc. * (a)	13	190

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — continued
FuelCell Energy, Inc. * (a)	56	190
SunPower Corp. * (a)	83	1,907
		3,212
Electronic Equipment, Instruments & Components — 2.6%
Badger Meter, Inc.	15	1,374
Itron, Inc. *	27	1,158
		2,532
Equity Real Estate Investment Trusts (REITs) — 6.1%
Alexander & Baldwin, Inc.	75	1,251
Hudson Pacific Properties, Inc.	25	274
Kilroy Realty Corp.	25	1,043
Paramount Group, Inc.	151	944
Rayonier, Inc.	44	1,313
Rexford Industrial Realty, Inc.	20	1,030
		5,855
Food & Staples Retailing — 2.6%
Sprouts Farmers Market, Inc. *	47	1,310
United Natural Foods, Inc. *	34	1,160
		2,470
Food Products — 2.8%
AppHarvest, Inc. * (a)	58	114
Darling Ingredients, Inc. *	34	2,239
Vital Farms, Inc. *	31	377
		2,730
Health Care Equipment & Supplies — 2.1%
Shockwave Medical, Inc. *	7	2,030
Health Care Providers & Services — 7.0%
AMN Healthcare Services, Inc. *	21	2,229
Encompass Health Corp.	26	1,203
Enhabit, Inc. *	14	191
HealthEquity, Inc. *	33	2,213
Progyny, Inc. *	24	890
		6,726
Health Care Technology — 2.1%
Allscripts Healthcare Solutions, Inc. *	66	1,010
Schrodinger, Inc. *	41	1,020
		2,030
Hotels, Restaurants & Leisure — 0.3%
Sweetgreen, Inc., Class A * (a)	14	259
Household Durables — 2.3%
KB Home	53	1,383
Sonos, Inc. *	62	855
		2,238

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Independent Power and Renewable Electricity Producers — 0.2%
Sunnova Energy International, Inc. *	10	216
Insurance — 1.7%
CNO Financial Group, Inc.	88	1,583
Lemonade, Inc. * (a)	3	67
		1,650
Interactive Media & Services — 2.5%
Bumble, Inc., Class A *	50	1,069
Yelp, Inc. *	40	1,352
		2,421
Internet & Direct Marketing Retail — 0.3%
Rent the Runway, Inc., Class A * (a)	88	193
ThredUp, Inc., Class A *	46	85
		278
Life Sciences Tools & Services — 0.6%
Azenta, Inc.	9	389
Singular Genomics Systems, Inc. * (a)	71	177
		566
Machinery — 2.3%
AGCO Corp.	10	1,010
Lindsay Corp.	9	1,254
		2,264
Metals & Mining — 2.5%
Constellium SE *	104	1,052
Schnitzer Steel Industries, Inc., Class A	46	1,313
		2,365
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	46	1,374
Oil, Gas & Consumable Fuels — 0.7%
Clean Energy Fuels Corp. * (a)	122	651
Personal Products — 0.2%
Honest Co., Inc. (The) *	55	191
Professional Services — 5.2%
Huron Consulting Group, Inc. *	43	2,842
ICF International, Inc.	20	2,189
		5,031
Real Estate Management & Development — 1.0%
Cushman & Wakefield plc *	88	1,008
Semiconductors & Semiconductor Equipment — 2.0%
Power Integrations, Inc.	16	1,040
Wolfspeed, Inc. * (a)	8	847
		1,887

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — 2.8%
Everbridge, Inc. *	11	333
NCR Corp. *	46	875
Q2 Holdings, Inc. *	29	932
Workiva, Inc. *	7	552
		2,692
Specialty Retail — 0.4%
Warby Parker, Inc., Class A * (a)	29	383
Textiles, Apparel & Luxury Goods — 5.7%
Allbirds, Inc., Class A * (a)	74	225
Columbia Sportswear Co.	15	1,001
Deckers Outdoor Corp. *	7	2,063
Kontoor Brands, Inc.	39	1,313
Unifi, Inc. *	97	923
		5,525
Trading Companies & Distributors — 2.6%
WESCO International, Inc. *	21	2,524
Water Utilities — 2.1%
American States Water Co.	26	2,050
Total Common Stocks (Cost $127,026)		95,333
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Pharmaceuticals — 0.0% ^
Contra Aduro Biotech I ‡ *(Cost $108)	43	—
	SHARES (000)
Short-Term Investments — 5.4%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (b) (c) (Cost $1,177)	1,177	1,177
Investment of Cash Collateral from Securities Loaned — 4.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (b) (c)	3,093	3,093
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (b) (c)	966	966
Total Investment of Cash Collateral from Securities Loaned (Cost $4,057)		4,059
Total Short-Term Investments (Cost $5,234)		5,236
Total Investments — 104.3% (Cost $132,368)		100,569
Liabilities in Excess of Other Assets — (4.3)%		(4,138)
NET ASSETS — 100.0%		96,431

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2022. The total value of securities on loan at September 30, 2022 is $3,921.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2022.

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$95,333	$—	$—	$95,333
Rights	—	—	—(a)	—(a)
Short-Term Investments
Investment Companies	1,177	—	—	1,177
Investment of Cash Collateral from Securities Loaned	4,059	—	—	4,059
Total Short-Term Investments	5,236	—	—	5,236
Total Investments in Securities	$100,569	$—	$—(a)	$100,569

(a)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b)	$1,396	$7,770	$7,989	$—(c)	$—(c)	$1,177	1,177	$8	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (a) (b)	4,091	—	1,001	1	2	3,093	3,093	19	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	1,630	7,314	7,978	—	—	966	966	6	—
Total	$7,117	$15,084	$16,968	$1	$2	$5,236		$33	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.
(c)	Amount rounds to less than one thousand.